UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526


Signature, Place and Date of Signing:


/s/ Sy Jacobs                    New York, NY                    May 15, 2012
-----------------           ----------------------            ------------------
 [Signature]                    [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:  $476,794
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number         Name

1.       028-11646                    JAM Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------  --------  --------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR     SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN CALL  DISCRETION    MGRS      SOLE    SHARED NONE
--------------                --------------  ---------  --------  ---------   --- ----  ----------  --------  --------- ------ ----
AERCAP HOLDINGS NV            SHS             N00985106   12,499   1,125,000   SH         DEFINED      1       1,125,000
AERCAP HOLDINGS NV            SHS             N00985106    2,965     266,917   SH         SOLE         NONE      266,917
AMERICAN CAPITAL AGENCY CORP  COM             02503X105   10,339     350,000   SH         DEFINED      1         350,000
AMERIS BANCORP                COM             03076K108    2,158     164,232   SH         DEFINED      1         164,232
BANK COMM HLDGS               COM             06424J103    2,298     519,810   SH         DEFINED      1         519,810
BANK COMM HLDGS               COM             06424J103    4,694   1,061,940   SH         SOLE         NONE    1,061,940
BANNER CORP                   COM NEW         06652V208    1,815      82,400   SH         DEFINED      1          82,400
BEACON FED BANCORP INC        COM             073582108    5,983     421,046   SH         DEFINED      1         421,046
BERKSHIRE HILLS BANCORP INC   COM             084680107    8,629     376,466   SH         DEFINED      1         376,466
BERKSHIRE HILLS BANCORP INC   COM             084680107    4,895     213,560   SH         SOLE         NONE      213,560
BRYN MAWR BK CORP             COM             117665109      375      16,733   SH         DEFINED      1          16,733
BRYN MAWR BK CORP             COM             117665109      188       8,367   SH         SOLE         NONE        8,367
CAPE BANCORP INC              COM             139209100    6,996     876,658   SH         DEFINED      1         876,658
CAPE BANCORP INC              COM             139209100    2,573     322,447   SH         SOLE         NONE      322,447
CATHAY GENERAL BANCORP        COM             149150104    5,983     338,033   SH         DEFINED      1         338,033
CENTER BANCORP INC            COM             151408101    5,015     500,000   SH         DEFINED      1         500,000
CENTURY BANCORP INC MASS      CL A NON VTG    156432106    5,823     213,299   SH         DEFINED      1         213,299
CHARTER FINL CORP WEST PT GA  COM             16122M100    5,194     579,706   SH         DEFINED      1         579,706
CHARTER FINL CORP WEST PT GA  COM             16122M100    7,575     845,460   SH         SOLE         NONE      845,460
CITIZENS REPUBLIC BANCORP IN  COM NEW         174420307    6,439     412,500   SH         DEFINED      1         412,500
FIRST FINL BANCORP OH         COM             320209109    6,488     375,000   SH         DEFINED      1         375,000
FIRST FINL BANCORP OH         COM             320209109   11,505     665,009   SH         SOLE         NONE      665,009
FIRST NIAGARA FINL GP INC     COM             33582V108   11,316   1,150,000   SH         DEFINED      1       1,150,000
FIRST NIAGARA FINL GP INC     COM             33582V108    8,255     838,906   SH         SOLE         NONE      838,906
FNB CORP PA                   COM             302520101    5,738     475,000   SH         DEFINED      1         475,000
FNB CORP PA                   COM             302520101    7,087     586,711   SH         SOLE         NONE      586,711
HERITAGE FINL CORP WASH       COM             42722X106    2,992     220,000   SH         DEFINED      1         220,000
HERITAGE FINL GROUP INC       COM             42726X102    2,925     247,450   SH         DEFINED      1         247,450
HERITAGE FINL GROUP INC       COM             42726X102    7,238     612,332   SH         SOLE         NONE      612,332
HF FINL CORP                  COM             404172108    5,919     499,492   SH         DEFINED      1         499,492
HF FINL CORP                  COM             404172108    2,284     192,768   SH         SOLE         NONE      192,768
HOME BANCORP INC              COM             43689E107    4,080     233,918   SH         DEFINED      1         233,918
HOME BANCORP INC              COM             43689E107    3,972     227,779   SH         SOLE         NONE      227,779
HOME BANCSHARES INC           COM             436893200      335      12,600   SH         DEFINED      1          12,600
HOME BANCSHARES INC           COM             436893200      168       6,300   SH         SOLE         NONE        6,300
JPMORGAN CHASE & CO           COM             46625H100   30,259     658,100   SH         DEFINED      1         658,100
JPMORGAN CHASE & CO           COM             46625H100    8,065     175,400   SH         SOLE         NONE      175,400
KAISER FED FINL GROUP INC     COM             483056107    6,509     465,256   SH         DEFINED      1         465,256
KBW INC                       COM             482423100    3,628     196,084   SH         DEFINED      1         196,084
KBW INC                       COM             482423100    1,182      63,916   SH         SOLE         NONE       63,916
LAKE SHORE BANCORP INC        COM             510700107    2,860     285,982   SH         DEFINED      1         285,982
LOEWS CORP                    COM             540424108   11,961     300,000   SH         DEFINED      1         300,000
LOUISANA BANCORP INC NEW      COM             54619P104    2,545     159,673   SH         DEFINED      1         159,673
LOUISANA BANCORP INC NEW      COM             54619P104    1,772     111,188   SH         SOLE         NONE      111,188
MIDSOUTH BANCORP INC          COM             598039105    4,838     355,726   SH         DEFINED      1         355,726
MIDSOUTH BANCORP INC          COM             598039105    3,250     238,949   SH         SOLE         NONE      238,949
NORTH VALLEY BANCORP          COM NEW         66304M204    7,748     629,953   SH         SOLE         NONE      629,953
NORTHEAST CMNTY BANCORP INC   COM             664112109    2,183     387,669   SH         DEFINED      1         387,669
OCEANFIRST FINL CORP          COM             675234108    2,857     200,600   SH         DEFINED      1         200,600
OCEANFIRST FINL CORP          COM             675234108    2,011     141,200   SH         SOLE         NONE      141,200
OCWEN FINL CORP               COM NEW         675746309   10,216     653,632   SH         DEFINED      1         653,632
OLD NATL BANCORP IND          COM             680033107   15,440   1,175,000   SH         DEFINED      1       1,175,000
OLD NATL BANCORP IND          COM             680033107   12,643     962,191   SH         SOLE         NONE      962,191
ORIENTAL FINL GROUP INC       COM             68618W100   22,417   1,852,663   SH         DEFINED      1       1,852,663
ORIENTAL FINL GROUP INC       COM             68618W100   15,388   1,271,740   SH         SOLE         NONE    1,271,740
PENNYMAC MTG INVT TR          COM             70931T103   17,932     960,467   SH         DEFINED      1         960,467
PHH CORP                      COM NEW         693320202    1,702     110,000   SH         DEFINED      1         110,000
PLATINUM UNDERWRITER HLDGS L  COM             G7127P100    2,190      60,000   SH         DEFINED      1          60,000
PROVIDENT FINL HLDGS INC      COM             743868101    9,465     865,996   SH         DEFINED      1         865,996
PROVIDENT FINL HLDGS INC      COM             743868101    1,326     121,343   SH         SOLE         NONE      121,343
RIVERVIEW BANCORP INC         COM             769397100    3,089   1,366,780   SH         SOLE         NONE    1,366,780
S & T BANCORP INC             COM             783859101    6,009     277,044   SH         DEFINED      1         277,044
S & T BANCORP INC             COM             783859101    5,954     274,484   SH         SOLE         NONE      274,484
SOUTHERN MO BANCORP INC       COM             843380106    1,539      60,100   SH         SOLE         NONE       60,100
STATE BK FINL CORP            COM             856190103    4,883     278,850   SH         DEFINED      1         278,850
STATE BK FINL CORP            COM             856190103    7,269     415,144   SH         SOLE         NONE      415,144
STERLING BANCORP              COM             859158107    5,579     581,788   SH         DEFINED      1         581,788
STERLING BANCORP              COM             859158107    3,096     322,853   SH         SOLE         NONE      322,853
TECHE HLDG CO                 COM             878330109      940      24,912   SH         SOLE         NONE       24,912
TRUSTCO BK CORP N Y           COM             898349105    6,852   1,200,000   SH         DEFINED      1       1,200,000
WALKER & DUNLOP INC           COM             93148P102    5,732     454,919   SH         DEFINED      1         454,919
WASHINGTON BKG CO OAK HBR WA  COM             937303105    7,355     532,616   SH         DEFINED      1         532,616
WASHINGTON BKG CO OAK HBR WA  COM             937303105   10,985     795,453   SH         SOLE         NONE      795,453
WESTAMERICA BANCORPORATION    COM             957090103    1,231      25,642   SH         SOLE         NONE       25,642
WHITE MTNS INS GROUP LTD      COM             G9618E107   11,289      22,500   SH         DEFINED      1          22,500
WILLIS LEASE FINANCE CORP     COM             970646105    7,740     594,934   SH         DEFINED      1         594,934
WILLIS LEASE FINANCE CORP     COM             970646105    4,127     317,227   SH         SOLE         NONE      317,227

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